Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Outstanding [Line Items]
Long term debt, Carrying amount	¥ 255,947	¥ 428,102
Long term debt, Fair value	¥ 267,157	¥ 438,483